Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Party Transactions	The Company recorded the following revenues and premiums retained by Third-Party Agents from these transactions, which are included within our Underwriting segment:

	Year ended December 31,
	2021	2020	2019
Revenues	$114,212	$88,609	$73,070
Premiums retained by Third-Party Agents	92,466	71,229	59,933